Seller	Loan ID	Seller Loan ID	Investor Loan ID	Queue	Created Date	Last Modified Date	Finding Status	Event Level	Initial Finding Grade	Current/Final Finding Grade	Finding Category	Finding Sub Category	Finding Name	Reviewer Comments	Seller Comments	Finding Resolution	Finding Document	Reviewer Comp Factors	Originator Comp Factors	State	Occupancy	Loan Purpose	Refinance Purpose	Unique Finding ID	Acknowledged / Waived By	Waiver in File?
XXXX	XXXX	Closed	XXXX-XX-XX XX:XX	XXXX-XX-XX XX:XX	Resolved	1 - Information	D	A	Compliance	Missing Doc	Final HUD-1 Document is Missing	Resolved-Final HUD-1 Settlement Statement received and fees entered. Finding is resolved. - Due Diligence Vendor-XX/XX/XXXX
Resolved-Final HUD-1 Document is Present or Not Applicable - Due Diligence Vendor-XX/XX/XXXX
Open- - Due Diligence Vendor-XX/XX/XXXX
Ready for Review-Document Uploaded.  - Seller-XX/XX/XXXX
Open-Final HUD-1 Document is Missing The Final HUD-1 Settlement Statement is missing. The document must indicate Final and must have a certified True Copy stamp and be signed/dated by the borrower(s). - Due Diligence Vendor-XX/XX/XXXX	Ready for Review-Document Uploaded. - Seller-XX/XX/XXXX	Resolved-Final HUD-1 Settlement Statement received and fees entered. Finding is resolved. - Due Diligence Vendor-XX/XX/XXXX
 Resolved-Final HUD-1 Document is Present or Not Applicable - Due Diligence Vendor-XX/XX/XXXX
																	FINAL HUD-1 SIGNED (47).pdf			XX	XXXX	Refinance	Cash Out - Other	XXXX	N/A	N/A
XXXX	XXXX	Closed	XXXX-XX-XX XX:XX	XXXX-XX-XX XX:XX	Resolved	1 - Information	D	A	Compliance	Missing Doc	Final HUD-1 Document is Missing	Resolved-Client provided copy of final HUD (CTC). - Due Diligence Vendor-XX/XX/XXXX
Resolved-Final HUD-1 Document is Present or Not Applicable - Due Diligence Vendor-XX/XX/XXXX
Ready for Review-Document Uploaded.  - Seller-XX/XX/XXXX
														Open-Final HUD-1 Document is Missing The Final HUD-1 Settlement Statement is missing. The document must indicate Final and must have a certified True Copy stamp and be signed/dated by the borrower(s). - Due Diligence Vendor-XX/XX/XXXX	Ready for Review-Document Uploaded. - Seller-XX/XX/XXXX	Resolved-Client provided copy of final HUD (CTC). - Due Diligence Vendor-XX/XX/XXXX Resolved-Final HUD-1 Document is Present or Not Applicable - Due Diligence Vendor-XX/XX/XXXX	FINAL HUD-1 SIGNED (45).pdf			XX	XXXX	Purchase	NA	XXXX	N/A	N/A
XXXX	XXXX	Closed	XXXX-XX-XX XX:XX	XXXX-XX-XX XX:XX	Resolved	1 - Information	D	A	Compliance	Missing Doc	Missing Prepayment Rider	Resolved-Per client, only note includes prepay rider in Nevada not rider to DOT. - Due Diligence Vendor-XX/XX/XXXX
Ready for Review-Only note includes prepay rider in Nevada not rider to DOT - Seller-XX/XX/XXXX
														Open-Note indicates there is a prepayment penalty. Provide Deed of Trust with the Prepayment Rider. - Due Diligence Vendor-XX/XX/XXXX	Ready for Review-Only note includes prepay rider in XXXX not rider to DOT - Seller-XX/XX/XXXX	Resolved-Per client, only note includes prepay rider in Nevada not rider to DOT. - Due Diligence Vendor-XX/XX/XXXX				XX	XXXX	Purchase	NA	XXXX	N/A	N/A
XXXX	XXXX	Closed	XXXX-XX-XX XX:XX	XXXX-XX-XX XX:XX	Resolved	1 - Information	D	A	Compliance	Missing Doc	Homeownership Counseling Disclosure Is Missing	Resolved-Client provided copy of Homeownership Counseling Disclosure. - Due Diligence Vendor-XX/XX/XXXX
Resolved-Homeownership Counseling Disclosure Is Present or Not Applicable - Due Diligence Vendor-XX/XX/XXXX
Ready for Review-Document Uploaded.  - Seller-XX/XX/XXXX
Open- Missing the signed/dated Homeownership Counseling Organization List. - Due Diligence Vendor-XX/XX/XXXX	Ready for Review-Document Uploaded. - Seller-XX/XX/XXXX	Resolved-Client provided copy of Homeownership Counseling Disclosure. - Due Diligence Vendor-XX/XX/XXXX
 Resolved-Homeownership Counseling Disclosure Is Present or Not Applicable - Due Diligence Vendor-XX/XX/XXXX
																	INITIAL DISCLOSURE PACKAGE.pdf			XX	XXXX	Purchase	NA	XXXX	N/A	N/A